Goodwill, Digital Asset, and Intangible Assets - Estimated future amortization expense of intangible assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Estimated future amortization expense of intangible assets
2022	$ 57,329	$ 90,138
2023	112,950	88,430
2024	53,929	23,239
2025	7,843
Total	$ 232,051	$ 201,807